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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment			[    ]  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
					[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		WRH Partners Global Securities, L.P.
Address:	1776 On The Green
		67 Park Place, 9th Floor
		Morristown, NJ  07960

Form 13F File Number:  28-10149

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Cathy Markey
Title:		Counsel
Phone:		973-984-1233

Signature, Place, and Date of Signing:

Cathy Markey	 Morristown, NJ  07960		May 23, 2003

Report Type (Check only one.):

[  x   ]		13F Holdings Report
[      ]		13F Notice
[      ]		13F Combination Report

List of Other Managers Reporting for this Manager:  None

Summary Page
							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		9
Form 13F Information Table Value Total:		$10,859,000
List of Other Included Managers:			None

No. 13F File Number			Name



      									Form 13F Information Table

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				Title of		Value	Shares/	SH/	Put/	INVSTMT   OTHER	   VOTING AUTHORITY
Name of Issuer			Class	Cusip		(x1000)	PRN AMT	PRN	Call	DSCRETN   MANAGERS    SOLE  SHARED NE

NTL Inc.			Com	62940m104	343	38659	SH		SOLE			38659
AT&T Wireless Services		Com	00209a106	 13	2000	SH		SOLE			2000
Sprint Corp PCS			Com	852061506	 26	6000	SH		SOLE			6000
Palm Inc			Com	696642107	 10	999	SH		SOLE			999
Deutsche Telecom		Com	251566105	 35	3200	SH		SOLE			3200
France Telecom			Com	35177q105	 23	1000	SH		SOLE			1000
Korea Telecom			Com	50063p103	 52	3000	SH		SOLE			3000
China Mobile			ADR	169428109	 10	1000	SH		SOLE			1000
Telemig Cellular Participacoes	ADR	87944e105	 91	5242	SH		SOLE			5242
Brasil Telecom Participacoes S	ADR PFD	105530109	809	28960	SH		SOLE			28960
Tele Cellular Sul Participacoe	ADR PFD	879238103	473	66677	SH		SOLE			66677
Tele Nordeste Cellular Partici	ADR PFD	87924w109	160	11260	SH		SOLE			11260
Tele Norte Leste Participacoes	ADR PFD	879246106	1685	204203	SH		SOLE			204203
Telebras			ADR	879287308	2372	118000	SH		SOLE			118000
Telecom Argentina		ADR	879273209	794	212175	SH		SOLE			212175
Telefonica Espana		ADR	879382208	3381	120526	SH		SOLE			120526
Telesp Cellular Participacoes	ADR PFD	87952l108	188	57920	SH		SOLE			57920
Teliasonera			ADR	87960m106	396	28167	SH		SOLE			28167
						       10859	908988




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Information Table